Income Taxes - Summary of Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Apr. 30, 2020	Apr. 30, 2019
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	$ (3,932)	$ (2,529)
Net deferred tax assets	31,331	35,654
Mining interest property plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(6,110)	(6,787)
Payments to defer [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(15)	(286)
Insurance [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(38)	(16)
Reclamation and closure cost obligations [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	638	991
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(223)	932
Expenses reserve [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	82	120
Pension fund reserve [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	60	118
Deferred mining taxes [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(1,168)	(1,641)
Non-capital losses and other deductible tax benefits [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	2,227	3,504
Property, plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	627	536
Others [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(12)
Non-capital Losses [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	18,722	11,586
Property, plant and equipment [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	1,704	1,828
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	$ 10,905	$ 22,240